Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share
Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2019	2020	2021
Numerator:
Net income/(loss) attributable to ordinary shareholders – basic (RMB in millions)	12,184	49,405	(3,560)
Impact of subsidiaries’ diluted earnings (RMB in millions)	—	(157)	(2)

Net income/(loss) attributable to ordinary shareholders – diluted (RMB in millions)	12,184	49,248	(3,562)
Denominator:
Weighted average number of shares – basic	2,912,637,241	3,021,808,985	3,107,436,665
Adjustments for dilutive options and RSUs	54,684,562	87,215,045	—

Weighted average number of shares – diluted	2,967,321,803	3,109,024,030	3,107,436,665
Basic net income/(loss) per share attributable to ordinary shareholders (RMB)	4.18	16.35	(1.15)
Diluted net income/(loss) per share attributable to ordinary shareholders (RMB)	4.11	15.84	(1.15)